<DOCUMENT_COUNT>     1
<SROS>     NONE
<SUBMISSION-CONTACT>
<PHONE>     610-296-1400
</SUBMISSION-CONTACT>
<NOTIFY-INTERNET>	HAGAR@CHARTWELLIP.COM
<FILER>
</FILER>
<PERIOD>     12/31/2010

UNITED STATES SECURITIES & EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2010

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one):	[  ]  is a restatement.
					[  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Zeke Capital Advisors LLC
Address:	1235 Westlakes Drive, Suite 402
		Berwyn, PA  19312

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		G. Gregory Hagar
Title:		Compliance Officer
Phone:		610-296-1400
Signature, Place, and Date of Signing:

	G. Gregory Hagar	Berwyn, PA  19312		February 10, 2011

Report Type (Check only one.):

[X ]	13F HOLDINGS REPORT.

[  ]  13F NOTICE.

[  ]  13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

Bank of New York Mellon Corp file number 028-12592
Blackrock Advisors file number 028-04295
Chartwell Investment Partners file number 028-06462
Clearbridge Advisors file number 028-11611
Columbia Partners file number 028-05386
Glenmede Trust Co file number 028-00126
Invesco AIM Capital Mgt file number 028-11293
McDonnell Investment Management file number 028-10377
Riverbridge Partners LLC file number 028-05655
Roosevelt file number 028-03511
Tortoise Capital Advisors file number 028-11123
Victory Capital Mgt file number 028-06354


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Advance America                COM              00739W107    53508  9487157 SH       Sole                                    9487157
Apple Inc.                     COM              037833100       40      125 SH       Sole                                        125
Autonation Inc. Com            COM              05329W102    23014   816083 SH       Sole                                     816083
Auxilium Pharmaceuticals Inc.  COM                            2816   133483 SH       Sole                                     133483
Bank Of America Corp           COM              060505104     6499   487161 SH       Sole                                     487161
Becton Dickinson Co            COM              758871099      456     5398 SH       Sole                                       5398
Berkshire Hath Hld B           COM              846707024      108     1350 SH       Sole                                       1350
Berkshire Hathawy Cla A        COM              084990175     1445     1200 SH       Sole                                       1200
Bristol Myers Squibb Com       COM              110122108       19      700 SH       Sole                                        700
Camac Energy Inc.              COM              693864100       36    18088 SH       Sole                                      18088
Carolina Alliance Bank Spartan COM              14376r107      380    47500 SH       Sole                                      47500
Chevron Corp                   COM              166764100       68      750 SH       Sole                                        750
Cyalume Tech Hldgs             COM              232429100     1215   300000 SH       Sole                                     300000
Cyalume Tech Warrants          COM              232429118       40   199006 SH       Sole                                     199006
Disney (Walt) Co Com Stk       COM              254687106       11      300 SH       Sole                                        300
Duke Energy Corp New           COM              26441C105     2283   128210 SH       Sole                                     128210
Exxon Mobil Corp               COM              30231G102       68      928 SH       Sole                                        928
General Electric               COM              369604103      255    13962 SH       Sole                                      13962
Herald National Bank           COM              42703Q104       50    25000 SH       Sole                                      25000
Johnson And Johnson Com        COM              478160104      134     2160 SH       Sole                                       2160
Kimberly Clark                 COM              494368103       12      194 SH       Sole                                        194
NextEra Energy, Inc.           COM              302571104    10398   200000 SH       Sole                                     200000
Parke Bancorp Inc.             COM              700885106      331    33059 SH       Sole                                      33059
Procter & Gamble Co            COM              742718109      179     2787 SH       Sole                                       2787
Psychemedics Corporation       COM              744375205     1568   191234 SH       Sole                                     191234
Republic Services Inc.         COM              760759100    15419   516377 SH       Sole                                     516377
Resaca Exploitation Inc        COM              76083g302        0   170738 SH       Sole                                     170738
Rstk Bion Environmental Tech   COM              09061q992       87    31600 SH       Sole                                      31600
Rstk Eos Intl Inc. Com         COM              26877p901        0   222220 SH       Sole                                     222220
Rstk Psychemedics Corp Com     COM              744375908        0   290866 SH       Sole                                     290866
Spectra Energy Corp            COM              847560109     1750    70031 SH       Sole                                      70031
Strategic Diagnostic           COM              862700101      176   100000 SH       Sole                                     100000
Team Health Holdings, Inc.     COM              87817a107    10553   679099 SH       Sole                                     679099
Waste Management Inc.          COM              94106L109      114     3091 SH       Sole                                       3091